COMBINED AND CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) - CNY (¥) ¥ in Thousands	Common Stock [Member] Class A ordinary shares	Common Stock [Member] Class B ordinary shares	Treasury Stock [Member]	Capital deficit	Retained earnings (accumulated deficit)	Parent company deficit	Foreign currency translation adjustments	Unrealized gain on available-for- sale securities	Noncontrolling Interest [Member]	Total
Beginning Balance at Dec. 31, 2018						¥ (72,522)	¥ 227			¥ (72,295)
Changes in STATEMENTS OF EQUITY (DEFICIT)
Net income (loss)					¥ 155,324	90,127				245,451
Foreign currency translation adjustments, net of nil income taxes							(7)			(7)
Unrealized holding gains on short-term investments, net of income taxes								¥ 607		607
Reclassification adjustment for gains on short-term investments realized in net income, net of income taxes								¥ (607)		(607)
Share-based compensation				¥ 4,340		3,894				8,234
Net transfers to Parent						(160,401)				(160,401)
Capitalization at separation	¥ 500	¥ 163	¥ (46)	(139,519)		¥ 138,902
Capitalization at separation (in shares)	65,762,936	23,636,706
Ending Balance at Dec. 31, 2019	¥ 500	¥ 163	(46)	(135,179)	155,324		220			20,982
Ending Balance (in shares) at Dec. 31, 2019	65,762,936	23,636,706
Changes in STATEMENTS OF EQUITY (DEFICIT)
Net income (loss)					(318,052)				¥ (304)	(318,356)
Foreign currency translation adjustments, net of nil income taxes							1,012			1,012
Share-based compensation				8,612						8,612
Noncontrolling interests acquired in business acquisitions									1,603	1,603
Settlement of vested restricted shares and exercised share options using treasury shares			4	(4)
Settlement of vested restricted shares and exercised share options using treasury shares (in shares)	648,492
Ending Balance at Dec. 31, 2020	¥ 500	¥ 163	(42)	(126,571)	(162,728)		1,232		1,299	(286,147)
Ending Balance (in shares) at Dec. 31, 2020	66,411,428	23,636,706
Changes in STATEMENTS OF EQUITY (DEFICIT)
Net income (loss)					279,182				66	279,248
Foreign currency translation adjustments, net of nil income taxes							12,811			12,811
Share-based compensation				4,943						4,943
Settlement of vested restricted shares and exercised share options using treasury shares			3	(3)
Settlement of vested restricted shares and exercised share options using treasury shares (in shares)	376,109
Ending Balance at Dec. 31, 2021	¥ 500	¥ 163	¥ (39)	¥ (121,631)	¥ 116,454		¥ 14,043		¥ 1,365	¥ 10,855
Ending Balance (in shares) at Dec. 31, 2021	66,787,537	23,636,706